Note 5 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of Fair Value of Below-market Time Charters Acquired	$ 7,637,224	$ 3,063,787
Below Market Time Charters Acquired, Noncurrent	$ 27,296,214	17,227,652	$ 34,933,438
Fair Value, Inputs, Level 2 [Member] | M/V Marcos V [Member]
Below Market Time Charters, Fair Value				$ 17,691,698
Fair Value, Inputs, Level 2 [Member] | M/V Emmanuel P [Member]
Below Market Time Charters, Fair Value		15,759,241
Fair Value, Inputs, Level 2 [Member] | M/V Rena P [Member]
Below Market Time Charters, Fair Value		$ 12,540,206